CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,413		$ 5,991		$ 1,187
Restricted cash	27		27		35
Prepaid expenses	1,529		570		966
Other current assets	96		49		62
TOTAL CURRENT ASSETS	4,065		6,637		2,250
NON-CURRENT ASSETS:
Restricted cash	58		57		48
Long-term deposit and other non-current assets	76		84		5
Property and equipment, net	23		25		30
Operating lease right-of-use asset	380		412		530
TOTAL NON-CURRENT ASSETS	537		578		613
TOTAL ASSETS	4,602		7,215		2,863
CURRENT LIABILITIES:
Trade payables	912		787		929
Current maturities of operating lease liability	185		182		158
Employee related obligations	560		879		642
Other account payable	850		910		788
Private warrants to purchase ordinary shares (including $* and $1 due to related party, as of December 31, 2025 and December 31, 2024, respectively)		[1]		[1]	2
Underwriters Promissory Note			0		1,004
Related Party Promissory Note	1,553		0
TOTAL CURRENT LIABILITIES	4,060		2,758		3,523
NON-CURRENT LIABILITIES:
Long-term operating lease liability	251		286		368
Related Party Promissory Note	0		1,568		2,961
TOTAL NON-CURRENT LIABILITIES	251		1,854		3,329
TOTAL LIABILITIES	4,311		4,612		6,852
COMMITMENTS AND CONTINGENT LIABILITIES
CAPITAL DEFICIENCY:
SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY): Ordinary shares ($0.0135 par value per share, 9,000,000 and 1,481,482 shares authorized as of December 31, 2025 and December 31, 2024, respectively; 3,126,651 and 123,290** shares issued and outstanding as of December 31, 2025 and December 31, 2024, respectively)	46		42		2
Additional paid-in capital	58,144		57,727		39,263
Accumulated deficit	(57,899)		(55,166)		(43,254)
TOTAL SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)	291		2,603		(3,989)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)	$ 4,602		$ 7,215		$ 2,863

[1]	Represents an amount less than $1